THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 8, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST FOR CONFIDENTIAL TREATMENT EXPIRED

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  12/31/2007

Check here if Amendment [X]; Amendment Number: 3
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P. (1)
Address:  2101 Cedar Springs Road, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle          Dallas, Texas       February 13, 2009
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $273,048 (thousands)

List of Other Included Managers:  NONE

(1) HBK Investments L.P. has delegated discretion to vote and dispose of the securities described below to HBK Services LLC ("Services"). Services may, from time to time, delegate discretion to vote and dispose of certain of such Securities to one or more subadvisors. Each of Services and such subadvisors is under common control with HBK Investments L.P. The filing of this report shall not be deemed an admission that such subadvisors are, for the purpose of Section 13(d) or 13(g) of the Securities Exchange Act of 1934, beneficial owners of such securities.

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING
AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD
NONE

3COM CORP                      COM               885535104     59212   13100000  SHR          SOLE        13100000    0
0
CLEAR CHANNEL COMMUNICATIONS   COM               184502102     69040    2000000  SHR  CALL    SOLE         2000000    0
0
CLEAR CHANNEL COMMUNICATIONS   COM               184502102     23636     684700  SHR          SOLE          684700    0
0
CLEAR CHANNEL COMMUNICATIONS   COM               184502102      8630     250000  SHR  PUT     SOLE          250000    0
0
COMMERCE BANCORP INC NJ        COM               200519106     60345    1582195  SHR          SOLE         1582195    0
0
GENESCO INC                    COM               371532102      3780     100000  SHR          SOLE          100000    0
0
HUNTSMAN CORP                  COM               447011107     25731    1001220  SHR          SOLE         1001220    0
0
TRANE INC                      COM               892893108     22674     485412  SHR          SOLE          485412    0
0

